PENSION AND POST-RETIREMENT BENEFIT PLANS	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
PENSION AND POST-RETIREMENT BENEFIT PLANS
NOTE 11—PENSION AND POST-RETIREMENT BENEFIT PLANS
Pension and Post-Retirement Plans
In connection with the 2021 acquisition of Meredith, People Inc. assumed the obligations under Meredith’s various pension plans. The two U.S. plans included noncontributory pension plans that covered substantially all employees who were employed by Meredith prior to January 1, 2018. People Inc. also assumed Meredith’s defined healthcare plan that provides benefits to eligible employees upon their retirement in the U.S.
There are two international pension plans in the U.K., the IPC Plan and a nonqualified (unfunded) plan. The plans in the U.K. have no active participants. The two U.S. and two U.K. plans consist of a qualified (funded) plan and an unfunded plan in each country. These plans provide participants with retirement benefits in accordance with benefit provision formulas. The unfunded pension plans provide retirement benefits to certain highly compensated employees.
U.S. Pension Plans and Post-Retirement Plan
On December 28, 2024, People Inc. amended the U.S. unfunded pension plan to freeze active participation as of December 31, 2024. All plan participants remain as participants in this plan with respect to their accrued benefits until their accrued benefits are distributed to them or their beneficiaries. The plan was closed to new participants as of December 31, 2022, and participant’s covered compensation was frozen effective December 31, 2024. Participants continue to receive interest accumulation pursuant to the terms of the plan. Because the plan is unfunded, People Inc. will make benefit payments to the participants once they reach their benefit eligibility date.
People Inc. froze and terminated the U.S. funded pension plan as of December 31, 2022. The last of the required customary regulatory approvals of the termination of this plan was received in February 2024. In connection with the termination of this plan, the liabilities were settled through a combination of (i) lump sum payments to eligible participants who elected to receive them and (ii) the purchase of annuity contracts for participants who either did not elect lump sums or were already receiving benefits. During 2024, the U.S. funded pension plan’s remaining assets of $16.0 million were transferred to a suspense account in the trust for the People Incorporated’s retirement savings plan, a qualified retirement plan (“QRP”). The assets transferred to the QRP were restricted in nature and considered a Level 2 investment in the fair value hierarchy and were reflected as a retirement investment fund in “Other current assets” in the balance sheet as of December 31, 2024. In accordance with Internal Revenue Service (“IRS”) requirements, during the third quarter of 2024, People Inc. made its first asset allocation from the QRP in the amount of $2.3 million, with the remaining funds of $13.9 million allocated in 2025.
In addition, People Inc. also provides health care benefits for certain employees in the U.S. upon their retirement. This plan is the only plan with active participants that are accruing benefits based upon service and the expected cost of which is accrued over the period that the employees render services; this plan is funded as claims are paid.
U.K. Pension Plans
The IPC Plan and the unfunded U.K. plan relate to certain Meredith operations that were sold prior to People Inc.’s 2021 acquisition of Meredith; Meredith retained the pension obligations related to these operations. On July 28, 2022, following approval by the trustees of the IPC Plan, the IPC Plan entered into an annuity contract with a private limited life insurance company covering all IPC Plan participants who were not covered by an annuity contract entered into in May 2020. The annuity contracts are designed to provide payments equal to all future designated contractual benefit payments. The value of the annuity contracts and the liabilities with respect to participants are expected to match. People Inc. remains responsible for paying pension benefits to the IPC Plan participants. People Inc. is not expected to be required to make additional contributions to the IPC Plan, however, People Inc. is expected to be required to provide funding to cover the IPC Plan’s operating expenses.
Obligations and Funded Status
Change in Net Assets/Liabilities
The following tables present changes in, and components of, People Inc.’s net assets/liabilities for pension and other post-retirement benefits:

	Year Ended December 31, 2025			Year Ended December 31, 2024
	Pension		Post-Retirement	Pension		Post-Retirement
	U.S.	U.K.	U.S.	U.S.	U.K.	U.S.
	(In thousands)
Change in benefit obligation
Benefit obligation, beginning of year	$3,632	$420,626	$4,042	$56,722	$488,269	$4,248
Service cost	—	—	—	202	—	1
Interest cost	138	21,589	212	1,816	19,288	206
Net actuarial loss (gain)	66	12,559	(480)	(7,357)	(62,955)	(370)
Benefits paid (including lump sums)	(666)	(18,296)	(65)	(496)	(18,822)	(43)
Settlements	—	—	—	(46,856)	—	—
Curtailment gain	—	—	—	(399)	—	—
Foreign currency exchange rate impact	—	32,201	—	—	(5,154)	—
Benefit obligation, end of year	$3,170	$468,679	$3,709	$3,632	$420,626	$4,042
Change in plan assets
Fair value of plan assets, beginning of year	$—	$419,963	$—	$62,008	$488,701	$—
Actual return on plan assets	—	30,922	—	823	(45,117)	—
Employer contributions	666	186	65	489	172	—
Benefits paid (including lump sums)	(666)	(18,296)	(65)	(496)	(18,822)	—
Settlements	—	—	—	(46,856)	—	—
Transfer to QRP	—	—	—	(15,968)	—	—
Foreign currency exchange rate impact	—	32,154	—	—	(4,971)	—
Fair value of plan assets, end of year	$—	$464,929	$—	$—	$419,963	$—
(Under) funded status, end of year	$(3,170)	$(3,750)	$(3,709)	$(3,632)	$(663)	$(4,042)

Benefits paid directly from People Inc. assets for the unfunded U.S. and U.K. plans and the post-retirement plan are included both in employer contributions and benefits paid.
All IPC Plan participants are covered by the annuity contracts referenced above, which are held with a private limited life insurance company. As described above, the full benefits under the plan have been annuitized, the interest cost and net actuarial loss on the benefit obligation exceeded the actual return on plan assets during the year ended December 31, 2025, which increased the under funded status of the IPC Plan.
Balance Sheet Classification
The following amounts are recognized in the December 31, 2025 and 2024 balance sheet, respectively:

	December 31,
	2025			2024
	Pension		Post-Retirement	Pension		Post-Retirement
	U.S.	U.K.	U.S.	U.S.	U.K.	U.S.
	(In thousands)
Other current assets
Prepaid benefit cost	$—	$—	$—	$—	$3,275	$—
Other non-current assets
Prepaid benefit cost	—	287	—	—	—	—
Accrued expenses and other current liabilities
Accrued benefit liability	(1,431)	(207)	(403)	(1,619)	(186)	(432)
Other long-term liabilities
Accrued benefit liability	(1,739)	(3,830)	(3,306)	(2,013)	(3,752)	(3,610)
Net amount recognized	$(3,170)	$(3,750)	$(3,709)	$(3,632)	$(663)	$(4,042)
The accumulated benefit obligation for the U.S. defined benefit pension plans was $3.2 million and $3.6 million at December 31, 2025 and 2024, respectively. The accumulated benefit obligation for the U.K. defined benefit pension plans was $468.7 million and $420.6 million at December 31, 2025 and 2024, respectively.
Accumulated and Projected Benefit Obligations
The following table provides information about pension plans with projected benefit obligations and accumulated benefit obligations in excess of plan assets:

	December 31,
	2025		2024
	U.S.	U.K.	U.S.	U.K.
	(In thousands)
Projected benefit obligation	$3,170	$4,037	$3,632	$3,938
Accumulated benefit obligation	$3,170	$4,037	$3,632	$3,938
Fair value of plan assets	$—	$—	$—	$—
Costs
The components of net periodic benefit cost (credit) recognized in the statement of operations were as follows:

	Year Ended December 31, 2025			Year Ended December 31, 2024			Year Ended December 31, 2023
	Pension		Post- Retirement	Pension		Post- Retirement	Pension		Post- Retirement
	U.S.	U.K.	U.S.	U.S.	U.K.	U.S.	U.S.	U.K.	U.S.
	(In thousands)
Service cost	$—	$—	$—	$202	$—	$1	$211	$—	$4
Interest cost	138	21,589	212	1,816	19,288	206	3,140	19,610	231
Expected return on plan assets	—	(21,539)	—	(1,293)	(19,289)	—	(1,881)	(19,586)	—
Actuarial loss (gain) recognition	66	3,134	(480)	(6,887)	1,272	(370)	(932)	(225)	(496)
Curtailment gain	—	—	—	(399)	—	—	—	—	—
Net periodic benefit cost (credit)	$204	$3,184	$(268)	$(6,561)	$1,271	$(163)	$538	$(201)	$(261)
The U.K. pension plan actuarial loss for the year ended December 31, 2025 is primarily due to a decline in assets held by the plan outside of the annuity contracts due to payments of operating expenses of the IPC Plan. The U.S. pension plans actuarial gain for the year ended December 31, 2024 primarily relates to the final annuity contract pricing and lump sum payments for the funded plan, partially offset by investment performance and plan expenses. The curtailment gain was triggered by the freeze of the unfunded plan discussed above.
The components of net periodic benefit cost (credit), other than the service cost component, are included in “Other income, net” in the statement of operations.
Assumptions
Benefit obligations were determined using the following weighted average assumptions:

	Year Ended December 31, 2025			Year Ended December 31, 2024
	Pension		Post-Retirement	Pension		Post-Retirement
	U.S.	U.K.	U.S.	U.S.	U.K.	U.S.
Discount rate	4.58%	5.14%	5.14%	5.27%	4.99%	5.55%
Rate of compensation increase	N/A	N/A	3.50%	2.96%	N/A	3.50%
Cash balance interest credit rate	2.39%	N/A	N/A	2.39%	N/A	N/A

Net periodic benefit cost (credit) was determined using the following weighted average assumptions:

	Year Ended December 31, 2025			Year Ended December 31, 2024			Year Ended December 31, 2023
	Pension		Post- Retirement	Pension		Post- Retirement	Pension		Post- Retirement
	U.S.	U.K.	U.S.	U.S.	U.K.	U.S.	U.S.	U.K.	U.S.
Discount rate	5.27%	4.99%	5.55%	5.36%	4.06%	5.11%	5.48%	4.13%	5.46%
Expected return on plan assets	N/A	4.99%	N/A	5.22%	4.06%	N/A	4.48%	4.12%	N/A
Rate of compensation increase	N/A	N/A	3.50%	2.90%	N/A	3.50%	2.99%	N/A	3.50%
Cash balance interest credit rate	2.39%	N/A	N/A	2.39%	N/A	N/A	2.39%	N/A	N/A
The assumed healthcare trend rates used to measure the expected cost of benefits for the post-retirement plan were as follows:

	December 31,
	2025	2024	2023
Initial level	7.00%	6.50%	6.00%
Ultimate level	5.00%	5.00%	5.00%
Years to ultimate level	8	6	4

Since People Inc. utilizes the mark-to-market approach to account for pension and post-retirement benefits, the expected long-term rate of return on assets has no effect on the overall amount of net periodic benefit cost (credit) recorded for the year. The expectation for the U.K. annuity contracts represents the implied yields for those contracts.
The market-related value of plan assets is multiplied by the expected long-term rate of return on assets to compute the expected return on plan assets, a component of net periodic benefit cost (credit). The market-related value of plan assets is fair value.
Plan Assets
The investments of the IPC Plan as of December 31, 2025 and 2024 primarily include insurance annuity contracts and cash and cash equivalents. Refer to further discussion of the insurance annuity contracts above. For discussion of the three levels in the hierarchy of fair values see “Note 2—Summary of Significant Accounting Policies.”
Fair value measurements for the U.K. pension plan assets were as follows:

	December 31, 2025
	Level 1	Level 2	Level 3	Total Fair Value Measurements
	(In thousands)
Cash and cash equivalents	$3,183	$—	$—	$3,183
Fixed income	—	—	—	—
Insurance annuity contracts	—	—	461,746	461,746
Total assets at fair value	$3,183	$—	$461,746	$464,929

	December 31, 2024
	Level 1	Level 2	Level 3	Total Fair Value Measurements
	(In thousands)
Cash and cash equivalents	$6,384	$—	$—	$6,384
Fixed income	—	—	332	332
Insurance annuity contracts	—	—	413,247	413,247
Total assets at fair value	$6,384	$—	$413,579	$419,963
The annuity contracts held by the IPC Plan are valued using significant unobservable inputs.
The following table provides a reconciliation of the beginning and ending balances of assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	Year Ended December 31,
	2025	2024
	(In thousands)
Balance at January 1	$413,579	$480,502
Purchases	1,408	—
Settlements	(18,149)	(18,899)
Sale	(316)	—
Change in fair value	33,215	(44,238)
Foreign currency translation	32,009	(3,786)
Balance at December 31	$461,746	$413,579
There were no transfers in or out of Level 3 investments for the years ended December 31, 2025 and 2024.
Cash Flows
People Inc. has deposited amounts into an escrow account for the benefit of the IPC Plan that total £5.8 million at December 31, 2025. People Inc. is not expected to be required to make additional contributions to the IPC Plan, however, People Inc. is expected to be required to provide funding to cover the IPC Plan’s operating expenses.
The benefit payments for the U.S. will be made from People Inc.’s current funds and the payments for the U.K. plan will primarily be made from the funded IPC Plan; the benefit payments expected to be paid are as follows:

	Pension Benefits		Post-Retirement Benefits
	U.S.	U.K.	U.S.
Year Ending December 31,	(In thousands)
2026	$1,464	$20,011	$414
2027	257	21,114	387
2028	427	22,063	365
2029	194	22,998	345
2030	327	23,956	328
2031-2035	654	135,813	1,399
Net amount recognized, end of year	$3,323	$245,955	$3,238

Defined Contribution Plans
People Incorporated employees in the U.S. can elect to participate in a retirement savings program at People Incorporated which qualifies under Section 401(k) of the Internal Revenue Code. Under this plan, participating employees may contribute up to 50% of their eligible compensation, but not more than statutory limits. The Company matches 100% of the first 10% of an employee’s pre-tax or Roth contribution, subject to IRS limits on the Company’s matching contribution maximum, that a participant contributes to People Incorporated’s retirement savings plan, with certain exceptions at People Inc.
As described in the "U.S. Pension Plans and Post-Retirement Plan" section above, $16.0 million of remaining assets of the U.S. funded pension plan were transferred to People Incorporated’s retirement savings plan in 2024 and were allocated to active People Inc. participants in the Company’s retirement savings plan in 2024 and 2025. Therefore, People Inc. changed its 2025 contributions for nearly all active participants in People Incorporated’s retirement savings plan , excluding Dotdash employees hired before January 1, 2023, the date the former Meredith Savings and Investment Plan, which is the plan assumed by People Inc. with the 2021 acquisition of Meredith, merged with People Incorporated’s retirement savings plan. In 2025, these employees received a contribution from People Inc. of 5% of eligible compensation up to a maximum amount of $10,000 per participant on an annual basis. From January 1, 2023 until December 31, 2024, these employees received a match from the Company of 100% of the first 5% of pre-tax or Roth contributions. Dotdash employees located in the U.S. hired before January 1, 2023 receive a match consistent with all other participants to People Incorporated’s retirement savings plan.
People Incorporated’s retirement savings plan generally limits Company matching contributions subject to a maximum of $10,000 per participant on an annual basis. Matching contributions to this plan for the years ended December 31, 2025, 2024 and 2023 were $22.1 million, $22.5 million and $21.6 million, respectively. Matching contributions are invested in the same manner as each participant’s voluntary contributions in the investment options provided under the Company’s retirement savings plan. An investment option in this plan is People Incorporated common stock, but neither participant nor matching contributions are required to be invested in People Incorporated common stock. The Company’s retirement savings plan also provides for a discretionary matching contribution and/or a discretionary profit-sharing contribution, each of which is made on an annual basis and is subject to a last day of the plan year allocation requirement (with exceptions for retirement, death, or disability). There was no such discretionary matching contribution or discretionary profit-sharing contribution for the years ended December 31, 2025, 2024 and 2023.
The Company also has or participates in various benefit plans, principally defined contribution plans, for its international employees. the Company’s contributions to these plans for both the years ended December 31, 2025 and 2024 were $0.3 million and for the year ended December 31, 2023 were $0.2 million.